CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt discount, convertible notes payable	$ 120,185	$ 409,649	$ 560,899
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	6,000,000,000	12,000,000,000	1,200,000,000
Common stock, shares issued	2,458,250	1,537,081	44,986
Common stock, shares outstanding	2,458,242	1,537,073	44,978
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,000,000	7,000,000	7,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Stock Series A [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued	3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding	3,000,000	3,000,000	3,000,000
Preferred Stock Series B [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000	1,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred Stock Series C [Member]
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	500	500
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0